Share-based Compensation - Summary of Grants Awarded (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grants	9,354,000
Exercised	(6,733,782)
Canceled	(2,325,010)
Outstanding	295,208
Exercible | $ / shares	$ 27.2
Grants on January 23, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grants	4,860,000
Exercised	(3,850,900)
Canceled	(1,009,100)
Exercible | $ / shares	$ 11.5
Grants on March 20, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grants	4,494,000
Exercised	(2,882,882)
Canceled	(1,315,910)
Outstanding	295,208
Exercible | $ / shares	$ 15.7